Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| QuantShares Hedged Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

QuantShares Hedged Dividend Income Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal period from January 15, 2015 to June 30, 2015, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance of the Indxx Hedged Dividend Income Index (the “Target Hedged Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, including the short positions, in the Target Hedged Dividend Index. The Target Hedged Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate.

In seeking to track the Target Hedged Dividend Index, at each rebalance the Fund will invest approximately 100% of its net assets in the long components identified by the index and obtain short exposure to the short components of the index equal to approximately 50% of its net assets. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some potential gains when the markets rise. In tracking the Target Hedged Dividend Index, the Fund is designed to provide high dividend income with a secondary goal of capital appreciation.

The performance of the Fund will depend on the differences in the total return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The universe for the Target Hedged Dividend Index is the largest 1000 U.S. listed issuers, including real estate investment trusts, (“REITs”), master limited partnerships (“MLPs”) and business development companies (“BDCs”) that meet certain average trading volume and free float requirements established by Indxx LLC (“universe”). The Target Hedged Dividend Index identifies the 100 securities that consistently pay the highest dividends and that have the highest dividend yields as equal-weighted long components equal to 100% of net assets and approximately 150 – 200 securities that inconsistently pay dividends or consistently pay the lowest or no dividends and have the lowest dividend yields as equal-weighted short components equal to approximately 50% of net assets. The consistency and amount of a security’s dividend payments is based on the regularity and amount of dividends paid over the last three years.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Hedged Dividend Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Hedged Dividend Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Hedged Dividend Index that, collectively, have an investment profile correlated with the Target Hedged Dividend Index. In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Hedged Dividend Index.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Hedged Dividend Index that the Adviser believes will help the Fund track its Target Hedged Dividend Index. Such instruments may include long and short common stocks not in the Target Hedged Dividend Index, derivatives, including swap agreements based on the Target Hedged Dividend Index and futures contracts on equity indexes and money market instruments.

The Target Hedged Dividend Index is reconstituted quarterly and rebalanced monthly. In the long components of the index, the weight of each sector is subject to a 25% cap. In the short components of the index, each sector’s weight is half its weight in the long components. The Fund is expected to concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Hedged Dividend Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is expected to concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Hedged Dividend Index is concentrated.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

High Dividend Risk: For the Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

BDC Risk: BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Concentration Risk: To the extent that the Target Hedged Dividend Index is concentrated in a particular industry, the Fund also is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Long/Short Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Hedged Dividend Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Master Limited Partnership Risk: The Fund may invest in Master Limited Partnerships (MLPs), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” (QPTPs) for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

QuantShares Hedged Dividend Income Fund (DIVA) invests in Master Limited Partnerships (MLPs) that are treated as QPTPs for federal income tax purposes and those investments may be limited by its intention to qualify as a regulated investment company for tax purposes, and may bear adversely on its ability to so qualify. For these purposes, DIVA is limited to investing no more than 25% of the value of its total assets in one or more QPTPs. If DIVA does not appropriately limit such investments, its status as a regulated investment company will be jeopardized. If, in any year, DIVA were to fail to qualify as a regulated investment company, DIVA would be subject to U.S. federal income tax on all its income.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Hedged Dividend Index. As a result, the Fund expects to hold constituent securities of the Target Hedged Dividend Index Fund regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of securities with low dividend yields) outperforms the long portfolio (made up of securities with high dividend yields), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Hedged Dividend Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Hedged Dividend Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Hedged Dividend Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.quant-shares.com .

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.quant-shares.com .

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quant-shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
| QuantShares Hedged Dividend Income Fund | QuantShares Hedged Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	5.54%	[2]
Dividend, Interest and Brokerage Expenses for Short Positions	rr_Component1OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.06%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
1 YEAR	rr_ExpenseExampleYear01	$ 186
3 YEARS	rr_ExpenseExampleYear03	$ 1,423

[1]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.99% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.99% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.